Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Inventory Disclosure [Abstract]
General merchandise	¥ 562,280		¥ 640,538
Packing materials and others	3,560		4,082
Less: Inventory write down	(62,537)		(41,529)
Total	¥ 503,303	$ 73,202	¥ 603,091